NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9%
	Communications - 3.0%
42,014	Maplebear, Inc.(a)	$ 1,573,844
15,091	Match Group, Inc.	463,445
3,259	Nexstar Media Group, Inc.	589,325
16,271	Omnicom Group, Inc.	1,225,369
		3,851,983
	Consumer Discretionary - 11.3%
15,380	Autoliv, Inc.	1,617,361
25,836	Callaway Golf Company(a)	358,604
18,987	Carter's, Inc.	678,975
14,678	Champion Homes, Inc.(a)	1,091,603
6,620	Darden Restaurants, Inc.	1,297,785
6,715	Green Brick Partners, Inc.(a)	432,782
3,126	Group 1 Automotive, Inc.	1,033,550
12,525	Lear Corporation	1,516,527
5,778	Lululemon Athletica, Inc.(a)	884,612
49,232	Mattel, Inc.(a)	715,340
19,141	MGM Resorts International(a)	708,408
46,397	Mister Car Wash, Inc.(a)	323,387
4,821	Penske Automotive Group, Inc.	720,836
20,646	PROG Holdings, Inc.	592,334
17,095	Service Corp International	1,410,508
7,807	Sonic Automotive, Inc., Class A	535,326
18,115	YETI Holdings, Inc.(a)	662,828
		14,580,766
	Consumer Staples - 4.3%
102,315	Albertsons Companies, Inc., Class A	1,743,448
20,149	BellRing Brands, Inc.(a)	324,197
10,791	Dollar Tree, Inc.(a)	1,181,722
20,625	Quanex Building Products Corporation	370,631
45,959	Simply Good Foods Company (The)(a)	659,512
15,954	Sprouts Farmers Market, Inc.(a)	1,230,532
		5,510,042
	Energy - 9.3%
15,797	Chord Energy Corporation	2,246,017

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Energy - 9.3% (Continued)
20,186	ConocoPhillips	$ 2,664,552
12,463	Innovex International, Inc.(a)	303,973
35,180	Noble Corp PLC	1,726,283
99,350	Nov, Inc. COM	1,868,774
193,763	Patterson-UTI Energy, Inc.	2,098,453
11,445	Weatherford International PLC	1,082,468
		11,990,520
	Financials - 21.6%
10,584	American Financial Group, Inc.	1,351,683
14,236	Ameris Bancorp	1,110,266
68,489	Apollo Commercial Real Estate Finance, Inc.	723,244
2,873	Assurant, Inc.	625,768
27,123	Bank OZK	1,244,674
23,490	CNO Financial Group, Inc.	964,499
6,383	Enact Holdings, Inc.	260,490
2,419	Everest Group Ltd.	790,650
80,415	First Horizon Corporation	1,830,245
91,851	FNB Corp	1,535,749
62,822	Fulton Financial Corporation	1,277,799
3,802	GATX Corporation	649,153
4,376	Goosehead Insurance, Inc., Class A(a)	186,680
5,161	Hanover Insurance Group, Inc. (The)	894,659
6,860	Houlihan Lokey, Inc.	985,233
16,812	Moelis & Company, Class A	958,284
12,354	OFG Bancorp	499,843
14,964	Piper Sandler Cos	1,145,494
60,998	Provident Financial Services, Inc.	1,290,718
11,020	Raymond James Financial, Inc.	1,595,586
9,440	Reinsurance Group of America, Inc.	1,927,271
9,932	SEI Investments Company	779,364
14,842	Selective Insurance Group, Inc.	1,118,938
18,446	Stifel Financial Corporation	1,363,528
6,090	Trupanion, Inc.(a)	155,965
24,585	Unum Group	1,795,443

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Financials - 21.6% (Continued)
18,221	Walker & Dunlop, Inc.	$ 808,649
		27,869,875
	Health Care - 3.6%
50,994	AdaptHealth Corporation(a)	606,829
22,718	BioMarin Pharmaceutical, Inc.(a)	1,283,340
9,666	Cardinal Health, Inc.	2,042,522
11,768	Dexcom, Inc.(a)	739,030
		4,671,721
	Industrials - 11.6%
26,394	ABM Industries, Inc.	1,016,697
11,018	Alarm.com Holdings, Inc.(a)	475,867
9,349	Arcosa, Inc.	992,303
6,052	Exponent, Inc.	394,893
54,450	Hayward Holdings, Inc.(a)	728,541
10,189	Matson, Inc.	1,670,384
14,223	Nextpower, Inc., Class A(a)	1,714,583
9,052	Oshkosh Corporation	1,332,545
31,002	Resideo Technologies, Inc.(a)	1,045,077
85,144	RXO, Inc.(a)	1,244,805
11,592	SkyWest, Inc.(a)	1,064,493
4,563	UniFirst Corp	1,148,005
1,702	United Rentals, Inc.	1,240,010
50,023	WillScot Holdings Corporation	868,399
		14,936,602
	Materials - 9.5%
40,880	Alcoa Corporation	2,711,570
15,347	AptarGroup, Inc.	1,934,029
5,380	Eagle Materials, Inc.	1,019,241
7,325	Ecolab, Inc.	1,948,596
6,383	Greif, Inc., Class A	428,108
16,736	Owens Corning	1,811,170
6,714	Vulcan Materials Company	1,828,223
2,652	WD-40 Company	540,849
		12,221,786

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Real Estate - 8.5%
14,311	Agree Realty Corporation	$ 1,078,763
16,470	American Assets Trust, Inc.	303,213
44,346	American Homes 4 Rent, Class A	1,238,140
32,739	CubeSmart	1,199,884
9,905	EPR Properties	494,854
21,161	Equity LifeStyle Properties, Inc.	1,320,870
15,366	Four Corners Property Trust, Inc.	363,406
13,857	Getty Realty Corporation	440,653
5,740	Jones Lang LaSalle, Inc.(a)	1,746,797
27,784	NNN REIT, Inc.	1,167,762
46,552	Rexford Industrial Realty, Inc.	1,523,646
		10,877,988
	Technology - 9.6%
17,401	ACI Worldwide, Inc.(a)	713,615
7,002	Broadridge Financial Solutions, Inc.	1,137,685
12,989	CTS Corporation	620,354
28,186	DoubleVerify Holdings, Inc.(a)	267,767
9,965	Euronet Worldwide, Inc.(a)	661,377
34,271	KBR, Inc.	1,263,229
7,964	Leidos Holdings, Inc.	1,238,561
9,265	MAXIMUS, Inc.	593,887
3,244	Morningstar, Inc.	548,398
17,077	NetScout Systems, Inc.(a)	542,878
32,099	Nutanix, Inc., A(a)	1,220,083
50,572	Payoneer Global, Inc.(a)	244,263
24,279	Photronics, Inc.(a)	981,115
12,229	Q2 Holdings, Inc.(a)	578,432
34,954	Teradata Corporation(a)	895,871
25,820	Veeco Instruments, Inc.(a)	874,265
		12,381,780
	Utilities - 5.6%
22,557	Avista Corporation	905,438
14,054	Evergy, Inc.	1,151,304
31,952	FirstEnergy Corporation	1,618,688

NAA SMID-CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Utilities - 5.6% (Continued)
16,294	H2O America	$ 955,969
38,328	OGE Energy Corporation	1,838,211
7,151	Pinnacle West Capital Corporation	720,463
		7,190,073

	TOTAL COMMON STOCKS (Cost $122,435,774)	126,083,136

	EXCHANGE-TRADED FUNDS — 1.7%
	Equity - 1.7%
7,950	iShares Russell Mid-Cap Value ETF	1,158,633
4,655	Vanguard Small-Cap Value ETF	1,011,299
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,266,902)	2,169,932

	TOTAL INVESTMENTS - 99.6% (Cost $124,702,676)	$ 128,253,068
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	555,170
	NET ASSETS - 100.0%	$ 128,808,238

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.